INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 143	$ 147
Change in valuation allowance	2,593	(5,368)
Income taxes payable	$ 1,958	3,144
Re-measurement of deferred tax grants and liabilities		$ 4,419
Federal statutory income tax rate	21.00%	35.00%
Income tax expense	$ 685	$ 2,033	$ 1,004
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense	224
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 33,843
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2019
Years under examination	2012
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2027
Years under examination	2018
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 30,243
Tax credit carryforwards	$ 560
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
Years under examination	2012
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2037
Years under examination	2018
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 594
Net operating loss carry forward	$ 5,140
Subsidiaries outside of the Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2013
Subsidiaries outside of the Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2018